Consolidated Statement of Convertible Preferred Shares and Shareholders' Equity (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statement Of Stockholders Equity [Abstract]
Issuance of ordinary shares in initial public offering, issuance costs	$ 4,200